Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2014
Regulatory Matters [Abstract]
Reconciliation of GAAP Capital and Regulatory Capital [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
GAAP capital:	$21,775	$20,318
Pension liability, net of deferred taxes	1,063	909
Unrealized (gain) loss on securities available for sale, net of deferred taxes	121	719
Tier I and tangible capital	22,959	21,946
General valuation allowance	740	923
Total Regulatory Capital	$23,699	$22,869

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

						To be Well
						Capitalized under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2014:
Total capital (to risk-weighted assets)	$23,699	12.36%	$15,338	≥	8.00%	$19,173	≥	10.00%
Core (Tier 1) capital (to risk-weighted assets)	22,959	11.97	—		—	11,504	≥	6.00
Core (Tier 1) capital (to total adjusted assets)	22,959	8.40	10,930	≥	4.00	13,662	≥	5.00
Tangible capital (to total adjusted assets)	22,959	8.40	4,099	≥	1.50	—		—
September 30, 2013:
Total capital (to risk-weighted assets)	$22,869	12.91%	$14,176	≥	8.00%	$17,720	≥	10.00%
Core (Tier 1) capital (to risk-weighted assets)	21,946	12.39	—		—	10,632	≥	6.00
Core (Tier 1) capital (to total adjusted assets)	21,946	8.49	10,342	≥	4.00	12,928	≥	5.00
Tangible capital (to total adjusted assets)	21,946	8.49	3,878	≥	1.50	—		—